PIMCO Enhanced Low Duration Active Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Enhanced Low Duration Active Exchange-Traded Fund - PIMCO Enhanced Low Duration Active Exchange-Traded Fund
	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.54%

[1]	“Other Expenses” include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%.